Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per share
in	2015		2014	2013
Basic net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	(2,944)		1,773	2,181
Income from discontinued operations, net of tax	0		102	145
Net income/(loss) attributable to shareholders	(2,944)		1,875	2,326
Preferred securities dividends	–		(53)	(236)
Net income/(loss) attributable to shareholders for basic earnings per share	(2,944)		1,822	2,090
Available for common shares	(2,958)		1,743	1,873
Available for unvested share-based payment awards	14		79	148
Available for mandatory convertible securities [1]	–		–	69
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for diluted earnings per share	(2,944)		1,822	2,090
Available for common shares	(2,958)		1,743	1,874
Available for unvested share-based payment awards	14		79	148
Available for mandatory convertible securities [1]	–		–	68
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,706.3		1,665.1	1,581.6
Dilutive share options and warrants	0.0		0.8	1.4
Dilutive share awards	0.0		12.2	1.2
Weighted-average shares outstanding for diluted earnings per share available for common shares [2]	1,706.3	[3]	1,678.1	1,584.2
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	25.7		72.7	125.0
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	–		–	63.0
Basic earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations	(1.73)		0.99	1.10
Basic earnings per share from discontinued operations	0.00		0.06	0.08
Basic earnings/(loss) per share available for common shares	(1.73)		1.05	1.18
Diluted earnings/(loss) per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations	(1.73)		0.98	1.10
Diluted earnings per share from continuing operations	0.00		0.06	0.08
Diluted earnings/(loss) per share available for common shares	(1.73)		1.04	1.18
Prior periods have been adjusted to reflect the increase in the number of shares outstanding as a result of the discount element in the 2015 rights issue, as required under US GAAP.
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 7.6 million, 8.9 million and 35.9 million for 2015, 2014 and 2013, respectively.

3
Due to the net loss in 2015, 0.9 million weighted-average share options and warrants outstanding and 47.8 million weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.